UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22554

Carlyle Credit Income Fund

(Name of Registrant)

One Vanderbilt Avenue, Suite 3400

New York, New York 10017

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1) Title of the class of securities of Carlyle Credit Income Fund (the “Fund”) to be redeemed:

8.75% Series A Preferred Shares Due 2028 (CUSIP: 92535C 500) (the “Series A Preferred Shares”).

(2) Date on which the securities are to be redeemed:

The Series A Preferred Shares will be redeemed on November 3, 2025 (the “Redemption Date”), subject to the satisfaction of the condition precedent that the Fund completes one or more financing transactions that generate net proceeds of at least $50 million (the “Financing Transactions”) prior to the Redemption Date, which condition precedent may be waived by the Fund in its sole discretion.

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series A Preferred Shares are to be redeemed pursuant to Section 5.3(a) of the Fund’s Supplement to the Amended and Restated Declaration of Trust Relating to 8.75% Series A Preferred Shares Due 2028, as amended (the “Supplement”).

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

On the Redemption Date, the Fund will redeem all of the outstanding Series A Preferred Shares (2,080,000 Series A Preferred Shares) pursuant to the terms of the Supplement, subject to the completion of the Financing Transactions or the waiver of such condition precedent by the Fund in its sole discretion.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 3rd day of October 2025.

CARLYLE CREDIT INCOME FUND

By:	/s/ Nelson Joseph
	Name:	Nelson Joseph
	Title:	Principal Financial Officer